Fair Value Measurement - Changes In Fair Value Of Level 3 Financial Assets And Liabilities (Details) $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
Liabilities:
Realized (gains) losses during period	$ 2.8
Purchases / issuances	62.6
Balances at end of period	65.4
Contingent consideration liability to related party
Liabilities:
Realized (gains) losses during period	2.8
Purchases / issuances	62.6
Balances at end of period	$ 65.4